Tooling and Equipment, Net (Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation and Amortization	$ 260,823	$ 284,556	$ 377,840	$ 468,817
Tooling and Equipment
Property, Plant and Equipment [Line Items]
Depreciation and Amortization			$ 322,861	$ 409,421